STOCK BASED COMPENSATION (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
SCHEDULE OF RECOGNIZED STOCK BASED COMPENSATION

For the three months ended March 31, 2022 and 2021, the Company recognized stock-based compensation expense as follows:

	Three Months Ended March 31,
(Amounts in 000’s)	2022	2021
Employee compensation:
Stock compensation expense	111	—
Shares repurchased for tax witholdings on vesting of restricted stock	(46)	—
Total employee stock-based compensation expense	$65	$—

For the three and six months ended June 30, 2022 and 2021, the Company recognized stock-based compensation expense as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in 000’s)	2022	2021	2022	2021
Employee compensation:
Restricted stock issuance	$—	$123	$—	$123
Stock compensation expense	58	—	169	—
Forfeitures of stock based awards	(54)	—	(54)	—
Total employee stock-based compensation expense	$4	$123	$115	$123

For the three and nine months ended September 30, 2022 and 2021, the Company recognized stock-based compensation expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2022	2021	2022	2021
Employee compensation:
Restricted stock issuance (shares repurchased)	$—	$—	$(46)	$(7)
Stock compensation expense	58	179	227	302
Forfeitures of stock based awards	—	—	(54)	—
Total employee stock-based compensation expense	$58	$179	$127	$295

The following table summarizes employee and nonemployee stock-based compensation for the years ended December 31, 2021 and 2020:

	Year Ending December 31,
Amounts in (000’s)	2021	2020
Employee compensation:
Restricted stock	$481	$—
Total employee stock-based compensation expense	$481	$—
Non-employee compensation:
Restricted stock	$—	$49
Total non-employee stock-based compensation expense	$—	$49
Total stock-based compensation expense	$481	$49

SCHEDULE OF STOCK OPTION ACTIVITY

The following summarizes the Company’s employee and non-employee stock option activity for the three months ended March 31, 2022:

	Number of Shares (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (000’s)
Outstanding, December 31, 2021	13	$47.53	2.3	$—
Granted	24	$4.51	9.9	$—
Outstanding and Vested, March 31, 2022	37	$19.63	7.2	$—

The following summarizes the Company’s employee and non-employee stock option activity for the six months ended June 30, 2022:

	Number of Shares (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (000’s)
Outstanding, December 31, 2021	13	$47.53	2.0	$—
Granted	24	$4.51	9.9	$—
Forfeited	(24)	$4.51	9.9	$—
Outstanding and Vested, June 30, 2022	13	$47.53	2.0	$—

The following summarizes the Company’s employee and non-employee stock option activity for the nine months ended September 30, 2022:

	Number of Shares (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (000’s)
Outstanding, December 31, 2021	13	$47.53	2.5	$—
Granted	24	$4.51	9.9	$—
Forfeited	(24)	$4.51	9.9	$—
Outstanding and Vested, September 30, 2022	13	$47.53	1.8	$—

The following summarizes the Company’s employee and non-employee stock option activity for the years ended December 31, 2021 and 2020:

	Number of Options (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000’s) (a)
Outstanding and vested at December 31, 2019	15	$47.77	4.4	$—
Expired	(2)	$49.73	—
Outstanding and vested at December 31, 2020	13	$47.53	3.5	$—
Outstanding and vested at December 31, 2021	13	$47.53	2.5	$—

(a)	Represents the aggregate gain on exercise for vested in-the-money options.

SCHEDULE OF EXERCISE PRICE RANGE

The following summary information reflects stock options outstanding, vested, and related details as of March 31, 2022:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Shares (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested, March 31, 2021	Weighted Average Exercise Price
$15.72 - $47.99	13	2.7	$47.53	13	$47.53
$4.51	24	9.8	$4.51	—	$—
Total	37	8.9	$19.63	13	$47.53

The following summary information reflects stock options outstanding, vested, and related details as of June 30, 2022:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Shares (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested, June 30, 2022	Weighted Average Exercise Price
$15.72 - $47.99	13	2.0	$47.53	13	$47.53
Total	13	2.0	$47.53	13	$47.53

The following summary information reflects stock options outstanding, vested, and related details as of September 30, 2022:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Shares (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested, June 30, 2022	Weighted Average Exercise Price
$15.72 - $47.99	13	1.8	$47.53	13	$47.53
Total	13	1.8	$47.53	13	$47.53

The following summary information reflects stock options outstanding, vested, and related details as of December 31, 2021:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000’s)	Weighted Average Exercise Price
$15.72 - $47.99	9	2.9	$46.81	9	$46.81
$48.00 - $51.60	4	1.8	$48.96	4	$48.96
Total	13	2.5	$47.53	13	$47.53

SCHEDULE OF RESTRICTED STOCK ACTIVITY

The following table summarizes the Company’s restricted stock activity for the three months ended March 31, 2022:

	Number of Shares (000’s)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2021	79	$12.99
Granted	24	$4.51
Vested	(29)	$13.01
Forfeited	(1)	$13.26
Unvested, March 31, 2022	73	$10.20

The following table summarizes the Company’s restricted stock activity for the six months ended June 30, 2022:

	Number of Shares (000’s)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2021	79	$12.99
Granted	24	$4.51
Vested	(21)	$13.09
Forfeited	(30)	$12.91
Unvested, June 30, 2022	52	$9.04

The following table summarizes the Company’s restricted stock activity for the nine months ended September 30, 2022:

	Number of Shares (000’s)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2021	79	$12.99
Granted	24	$4.51
Vested	(21)	$13.09
Forfeited	(30)	$12.91
Unvested, September 30, 2022	52	$9.04

The following summarizes the Company’s restricted stock activity for the years ended December 31, 2021 and 2020:

	Number of Shares (000’s)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2019	29	$4.63
Vested	(15)	$5.53
Unvested at December 31, 2020	14	$3.60
Granted	87	$13.01
Vested	(22)	$7.18
Unvested at December 31, 2021	79	$12.99

Warrant [Member]
SCHEDULE OF COMMON STOCK WARRANT ACTIVITY

The following summarizes the Company’s employee and non-employee common stock warrant activity for the years ended December 31, 2021 and 2020:

	Number of Warrants (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000’s) (a)
Outstanding and vested at December 31, 2019	58	$52.09	4.0	$—
Outstanding and vested at December 31, 2020	58	$52.09	3.0	$—
Expired	(15)	$50.28	—	$—
Outstanding and vested at December 31, 2021	43	$52.71	2.6	$—

(a)	Represents the aggregate gain on exercise for vested in-the-money warrants.

SCHEDULE OF WARRANTS EXERCISE PRICE RANGE

The following summary information reflects warrants outstanding, vested, and related details as of December 31, 2021:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000’s)	Weighted Average Exercise Price
$36.00 - $47.99	5	1.1	$45.92	5	$45.92
$48.00 - $59.99	36	2.9	$52.67	36	$52.67
$60.00 - $70.80	2	1.4	$70.80	2	$70.80
Total	43	2.6	$52.71	43	$52.71